Acquisition and sale of businesses and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2019
Business Combinations1 [Abstract]
Acquisition and sale of businesses and purchase of non-controllinginterests
Operating assets and liabilities

Introduction

This section describes the assets used to generate the group’s performance and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post employment plans.
9. Acquisition and sale of businesses and purchase of non-controlling interests

Accounting policies

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.

Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration.

On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.

The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.

Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.

Transactions with non-controlling interests are recorded directly in retained earnings.

For all entities in which the company, directly or indirectly, owns equity a judgement is made to determine whether the investor controls the investee and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive requires management judgement.

Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.

On an acquisition fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.

(a) Acquisition of businesses

Fair value of net assets acquired and cash consideration paid in respect of the acquisition of businesses and the purchase of shares of non-controlling interests in the three years ended 30 June 2019 were as follows:

	Net assets acquired and consideration
	2019 £ million	2018 £ million	2017 £ million
Brands and other intangibles	25	478	—
Inventories	—	4	—
Other working capital	(2)	2	—
Deferred tax	(5)	—	—
Cash	—	6	—
Fair value of assets and liabilities	18	490	—
Goodwill arising on acquisition	10	249	—
Step acquisitions	(7)	—	—
Consideration payable	21	739	—
Satisfied by:
Cash consideration paid	6	555	—
Contingent consideration payable	15	184	—
	21	739	—
Cash consideration paid for Casamigos	9	549	—
Cash consideration paid for other subsidiaries	6	6	—
Cash consideration paid for investments in associates	15	12	6
Cash consideration paid in respect of prior year acquisitions	9	22	23
Capital injection in associates	17	11	2
Cash acquired	—	(6)	—
Net cash outflow on acquisition of businesses	56	594	31
Purchase of shares of non-controlling interests	784	—	—
Total net cash outflow	840	594	31

Acquisitions in the year

On 28 September 2018 Diageo acquired the remaining 70% of Copper Dog Whisky Limited (CDWL) that it did not already own for an upfront valuation of £6.5 million and further earn-out payments based on CDWL achieving performance targets. The discounted current estimate for the earn-out payments is £10 million.

In addition, Diageo has made a number of smaller acquisitions of brands, distribution rights and equity interests in various drinks businesses.

Purchase of shares of non-controlling interests

On 17 August 2018 Diageo completed the purchase of 20.29% of the share capital of Sichuan Shuijingfang Company Limited (SJF) for RMB 6,084 million (£696 million) and transaction costs of £7 million. This took Diageo’s shareholding in SJF from 39.71% to 60%. SJF was already controlled and therefore consolidated prior to the transaction.

On 9 April 2019 Diageo completed the purchase of a further 3.14% of the share capital of SJF for RMB 690 million (£79 million) and transaction costs of £2 million, which took Diageo's shareholding in SJF from 60% to 63.14%.

Prior year acquisitions

On 15 August 2017 Diageo completed the purchase of 100% of the share capital of Casamigos Tequila, LLC (Casamigos), a super premium tequila based in the United States, for $1,000 million (£777 million) of which $300 million (£233 million) was contingent on Casamigos achieving certain performance targets.

On 14 March 2018 Diageo completed the acquisition of Belsazar GmbH, a premium aperitif from Germany’s Black Forest.

On 2 May 2018 Diageo acquired 100% of the intellectual property of Pierde Almas, an ultra premium mezcal.

(b) Sale of businesses

Cash consideration received and net assets disposed of in respect of sale of businesses in the year ended 30 June 2019:

	Portfolio of 19 brands	USL wine business	Total
	£ million	£ million	£ million
Sale consideration
Cash received in year	435	3	438
Transaction and other directly attributable costs paid	(12)	—	(12)
Net cash received	423	3	426
Transaction costs payable	(4)	—	(4)
	419	3	422
Net assets disposed of
Brands	(230)	—	(230)
Goodwill	(12)	—	(12)
Property, plant and equipment	(2)	(4)	(6)
Investment in associates	(3)	—	(3)
Inventories	(17)	(1)	(18)
	(264)	(5)	(269)
Gain/(loss) on disposal before taxation	155	(2)	153
Taxation	(33)	—	(33)
Gain/(loss) on disposal after taxation	122	(2)	120

Diageo completed the sale of a portfolio of 19 brands (Seagram’s VO, Seagram’s 83, Seagram’s Five Star, Popov, Myers’s, Parrot Bay, Yukon Jack, Romana Sambuca, Scoresby, Goldschlager, Relska, Stirrings, The Club, Booth’s, Black Haus, Peligroso, Grind, Piehole and John Begg) to Sazerac on 20 December 2018 for an aggregate consideration of $550 million (£435 million). Diageo will continue to provide manufacturing services for all disposed brands until December 2019 and for five brands up to December 2028.

In the year ended 30 June 2019, up until the date of sale, these 19 brands contributed net sales of £67 million (2018 - £153 million; 2017 - £167 million), operating profit of £43 million (2018 - £99 million; 2017 - £107 million) and profit after taxation of £34 million (2018 - £79 million; 2017 - £85 million).

In the two years ended 30 June 2018 and 30 June 2017 there were no significant disposals completed by the group.